Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2019
Basis of Presentation and General information [Abstract]
Vessel Owning Subsidiaries
As of December 31, 2019, the Company was the sole owner of all outstanding shares of the following subsidiary companies:

Vessel owning subsidiaries consolidated:

Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
Spetses Shipping Co. ("Spetses")	Marshall Islands	Magic P	76,453	2004	February 2017
Bistro Maritime Co. ("Bistro")	Marshall Islands	Magic Sun	75,311	2001	September 2019
Pikachu Shipping Co. ("Pikachu")	Marshall Islands	Magic Moon	76,602	2005	October 2019

Revenue from Charterers
During the period ended September 30, 2017, the year ended September 30, 2018, the Transition Period ended December 31, 2018 and the year ended December 31, 2019, charterers that individually accounted for more than 10% of the Company's revenues (as percentages of total revenues) were as follows:

Charterer	Period ended September 30, 2017	Year Ended September 30, 2018	Three Months Ended December 31, 2018	Year Ended December 31, 2019
A	81%	24%	100%	63%
B	16%	—%	—%	—%
C	—%	52%	—%	—%
D	—%	17%	—%	—%
E	—%	—%	—%	13%
F	—%	—%	—%	12%
G	—%	—%	—%	12%
Total	97%	93%	100%	100%